Statements Of Changes In Shareholders' Capital (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Statements Of Changes In Shareholders' Capital [Abstract]
Shareholders' Capital, Beginning of Period		$ 110,938,681	$ 14,855,197
Contributions	15,027,200	40,581,012	94,893,939
Redemptions		(59,383,876)
Net investment loss	(25,508)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		13,430	199
Forward currency contracts	435	(3,234,749)	699,926
Futures contracts	(67,036)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	(207,584)	102,402
Forward currency contracts	51,933	1,152,214	(175,836)
Futures contracts	(125,582)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 14,855,197	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 49.52	$ 48.83	$ 50.43